CONSOLIDATED BALANCE SHEETS (unaudited) (Parenthetical) - $ / shares	Sep. 30, 2021	Dec. 31, 2020
Preferred stock, par value	$ 0.00001	$ 0.00001
Preferred stock, shares authorized	5,000,000	5,000,000
Common stock, par value (in dollars per share)	$ 0.00001	$ 0.00001
Common stock, shares authorized (in shares)	100,000,000	100,000,000
Common stock, shares issued (in shares)	2,569,717	1,937,500
Common stock, shares outstanding (in shares)	2,569,717	1,937,500
Series A Preferred Stock [Member]
Preferred stock, par value	$ 0.00001	$ 0.00001
Preferred Stock, Shares Issued	1,191,388	0
Preferred Stock, Shares Outstanding	1,191,388	0
Series B Preferred Stock [Member]
Preferred stock, par value	$ 0.00001	$ 0.00001
Preferred Stock, Shares Issued	1,105,827	0
Preferred Stock, Shares Outstanding	1,105,827	0